CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 5,311	€ 5,314
Other financial assets	1,635	297
Trade and other receivables	6,593	7,908
Other non-financial assets	1,321	1,188
Tax assets	210	506
Total current assets	15,069	15,213
Goodwill	27,560	29,159
Intangible assets	3,784	4,491
Property, plant, and equipment	5,041	5,496
Other financial assets	3,512	2,336
Trade and other receivables	137	129
Other non-financial assets	1,926	1,701
Tax assets	271	435
Deferred tax assets	1,173	1,251
Total non-current assets	43,402	44,999
Total assets	58,472	60,212
Trade and other payables	1,213	1,581
Tax liabilities	414	255
Financial liabilities	2,348	3,273
Other non-financial liabilities	4,643	4,839
Provisions	73	247
Contract liabilities	4,150	4,266
Total current liabilities	12,842	14,462
Trade and other payables	98	8
Tax liabilities	667	538
Financial liabilities	13,605	12,923
Other non-financial liabilities	770	957
Provisions	368	335
Deferred tax liabilities	158	79
Contract liabilities	36	89
Total non-current liabilities	15,702	14,929
Total liabilities	28,544	29,390
Issued capital	1,229	1,229
Share premium	545	545
Retained earnings	32,026	28,783
Other components of equity	(1,011)	1,770
Treasury shares	(3,072)	(1,580)
Equity attributable to owners of parent	29,717	30,746
Non-controlling interests	211	76
Total equity	29,928	30,822
Total equity and liabilities	€ 58,472	€ 60,212